Income Taxes (Deferred Tax Liabilities And Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Accrued maintenance liability	$ 6,782	$ 4,877
Deferred Tax Assets, Deferred losses	66,119	66,543
Deferred Tax Assets, Accrued expenses	13,942	14,554
Deferred Tax Assets, Losses and credits forward	805,881	715,841
Deferred Tax Liabilities, Depreciation/Impairment	(1,038,739)	(858,283)
Deferred Tax Liabilities, Intangibles	(22,595)	(28,834)
Deferred Tax Liabilities, Interest expense	(588)	(5,435)
Deferred Tax Liabilities, Obligations under capital leases and debt obligations	(3,151)	(3,411)
Deferred Tax Liabilities, Investments	(12,641)	(10,155)
Valuation allowance	(127,361)	(72,000)	$ (61,933)
Deferred Tax Liabilities, Other	(51,183)	(27,884)
Net deferred income tax liabilities	(363,534)	(204,187)
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Depreciation/Impairment	8,547	11,580
Deferred Tax Assets, Losses and credits forward	26,759	13,915
Valuation allowance	(26,758)	(13,915)
Deferred Tax Liabilities, Other	(4,399)	(2,936)
Net deferred income tax assets	4,149	8,644
Ireland [Member]
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Losses and credits forward	666,214	630,302
Deferred Tax Liabilities, Depreciation/Impairment	(1,030,901)	(876,219)
Deferred Tax Liabilities, Intangibles	(6,353)	(10,071)
Deferred Tax Liabilities, Accrued maintenance liability	(6,028)	(7,003)
Deferred Tax Liabilities, Obligations under capital leases and debt obligations	(3,151)	(3,411)
Valuation allowance	(1,562)
Deferred Tax Liabilities, Other	(46,133)	(20,647)
Net deferred income tax liabilities	(427,914)	(287,049)
United States Of America [Member]
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Depreciation/Impairment		5,393
Deferred Tax Assets, Accrued maintenance liability	12,810	11,880
Deferred Tax Assets, Deferred losses	66,119	66,543
Deferred Tax Assets, Accrued expenses	13,942	14,554
Deferred Tax Assets, Losses and credits forward	92,215	32,342
Deferred Tax Assets, Other	5,539	7,350
Deferred Tax Liabilities, Depreciation/Impairment	(16,322)
Deferred Tax Liabilities, Intangibles	(16,242)	(18,763)
Deferred Tax Liabilities, Interest expense	(588)	(5,435)
Deferred Tax Liabilities, Investments	(12,641)	(10,155)
Valuation allowance	(89,130)	(35,074)
Net deferred income tax assets	55,702	68,635
Other [Member]
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Depreciation/Impairment		963
Deferred Tax Assets, Losses and credits forward	20,693	39,282
Deferred Tax Liabilities, Depreciation/Impairment	(63)
Valuation allowance	(9,911)	(23,011)
Deferred Tax Liabilities, Other	(6,190)	(11,651)
Net deferred income tax assets	$ 4,529	$ 5,583